Related Party Balances and Transactions - Schedule of Due to Related Parties (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Commissions payable
Due to related parties	$ 60,000	$ 7,709	$ 80,000
Mr. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Fund Transfer
Due to related parties			79,834
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Commissions payable
Due to related parties	$ 40,000	5,139	50,577
Mrs. Cheng [Member]
Related Party Transaction [Line Items]
Nature	Fund Transfer
Due to related parties			35,774
Related Party [Member]
Related Party Transaction [Line Items]
Due to related parties	$ 100,000	$ 12,848	$ 246,185